Accrued Expenses And Other Current Liabilities (Accrued Expenses And Other Current Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Schedule Of Other Liabilities [Line Items]
Accrued payroll	$ 51,537	$ 36,143
Refundable incidental expenses received from students	8,338	5,865
Payable for purchase of property and equipment	7,069	7,475
Individual taxes withholding	5,060	2,299
Amounts reimbursable to employees	3,747	3,030
Rent payable	3,279	2,531
Accrued advertising fees	2,314	1,861
Refundable deposit	2,157	1,203
Welfare payable	1,952	1,892
Royalty fees payable	1,771	464
Accrued professional service fees	1,140	628
Business taxes payable	897	353
Value added taxes payable	796	623
Others	4,077	2,978
Total	99,773	77,002
Tongwen [Member]
Schedule Of Other Liabilities [Line Items]
Contingent consideration associated with acquisition		193
Newave [Member]
Schedule Of Other Liabilities [Line Items]
Contingent consideration associated with acquisition		4,243
Business Taxes Payable [Member]
Schedule Of Other Liabilities [Line Items]
Business taxes payable	$ 5,639	$ 5,221